Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table
The following table discloses information on compensation actually paid ("CAP") to our principal executive officers ("PEOs") and the average CAP for non-PEO named executive officers ("Non-PEO NEOs") during the specified years alongside total shareholder return ("TSR") and net income metrics.

Year	Summary Compensation Table Total for PEO (1)			Compensation Actually Paid to PEO (2)			Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (6) ($)	Adjusted EBITDA (millions) (7) ($)
	PEO (Wagner) ($)	PEO (Hirsch) ($)	PEO (Bezdek) ($)	PEO (Wagner) ($)	PEO (Hirsch) ($)	PEO (Bezdek) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	10,144,526	784,856	811,528	11,663,467	3,676,677	3,703,349	3,678,754	5,439,929	13.27	84.06	(8.90)	217.40
2022	—	507,290	537,005	—	(74,354,147)	(74,324,432)	6,670,593	1,873,136	9.23	58.66	(32.80)	213.50
2021	—	879,104	891,681	—	(21,185,458)	(21,172,881)	688,283	(4,603,188)	64.71	104.58	(25.30)	229.60
2020	—	267,650,186	267,652,442	—	568,448,872	568,451,128	27,153,760	48,509,159	79.88	105.12	(293.60)	203.40
_______________________________________
(1)The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Wagner (our Interim Chief Executive Officer for 2023), Hirsch and Bezdek (our Co-Chief Executive Officers
for each of 2020, 2021, 2022 and 2023) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”
(2)The dollar amounts reported in column (c) represent the amount of CAP to Messrs.Wagner,  Hirsch and Bezdek, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Wagner, Hirsch and Bezdek during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Wagner, Hirsch and Bezdek for each year to determine the CAP:
Interim Chief Executive Officer – Mr. Wagner

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	10,144,526	(9,632,100)	11,151,041	N/A	11,663,467
Co-Chief Executive Officer – Mr. Hirsch

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	784,856	—	2,891,821	N/A	3,676,677
2022	507,290	—	(74,861,437)	N/A	(74,354,147)
2021	879,104	—	(22,064,562)	N/A	(21,185,458)
2020	267,650,186	(266,662,480)	567,461,166	N/A	568,448,872
Co-Chief Executive Officer – Mr. Bezdek

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	811,528	—	2,891,821	N/A	3,703,349
2022	537,005	—	(74,861,437)	N/A	(74,324,432)
2021	891,681	—	(22,064,562)	N/A	(21,172,881)
2020	267,652,442	(266,662,480)	567,461,166	N/A	568,451,128
_____________________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments for each of Messrs. Wagner, Hirsch and Bezdek are as follows:
  Interim Chief Executive Officer – Mr. Wagner

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2023	4,101,333	—	7,049,708	—	11,151,041
Co-Chief Executive Officer – Messrs. Hirsch and Bezdek

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2023	—	1,570,359	—	1,321,462	2,891,821
2022	—	(50,328,459)	—	(24,532,978)	(74,861,437)
2021	—	(21,620,649)	—	(443,913)	(22,064,562)
2020	155,265,312	—	412,195,854	—	567,461,166
(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (excluding Mr. Wagner, who has served as our Interim Chief Executive
Officer since April 2023, and Messrs. Hirsch and Bezdek, each of whom served as our Co-Chief Executive Officers from 2011 until April 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs (excluding Messrs. Wagner, Hirsch and Bezdek) included for purposes of calculating the average amounts in each applicable year are as follows:
(i)for 2023, Karsten Voermann, Romin Nabiey, Raj Beri and Bansi Nagji;
(ii)for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey;
(iii)for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky; and
(iv)for 2020, Bansi Nagji and Andrew Slutsky.
(4)The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	3,678,754	(2,933,681)	4,694,856	N/A	5,439,929
2022	6,670,593	(5,990,756)	1,193,299	N/A	1,873,136
2021	688,283	—	(5,291,471)	N/A	(4,603,188)
2020	27,153,760	(26,599,498)	47,954,897	N/A	48,509,159
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2023	2,365,049	1,119,712	556,982	653,113	4,694,856
2022	4,323,653	(2,231,887)	544,761	(1,443,228)	1,193,299
2021	—	(5,148,912)	—	(142,559)	(5,291,471)
2020	43,866,686	1,134,576	2,300,723	652,913	47,954,897
(5)The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Internet Services Index.
(6)The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)The dollar amounts reported in column (i) represent the amount of Adjusted EBITDA in the Company's audited financial statement for the applicable year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Wagner (our Interim Chief Executive Officer for 2023), Hirsch and Bezdek (our Co-Chief Executive Officers
for each of 2020, 2021, 2022 and 2023) for each applicable fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation–Summary Compensation Table.”
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group (excluding Mr. Wagner, who has served as our Interim Chief Executive
Officer since April 2023, and Messrs. Hirsch and Bezdek, each of whom served as our Co-Chief Executive Officers from 2011 until April 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs (excluding Messrs. Wagner, Hirsch and Bezdek) included for purposes of calculating the average amounts in each applicable year are as follows:
(i)for 2023, Karsten Voermann, Romin Nabiey, Raj Beri and Bansi Nagji;
(ii)for 2022, Karsten Voermann, Raj Beri, Babak Azad and Romin Nabiey;
(iii)for 2021, Karsten Voermann, Babak Azad, Bansi Nagji, and Andrew Slutsky; and
(iv)for 2020, Bansi Nagji and Andrew Slutsky.

Peer Group Issuers, Footnote	The dollar amounts reported in column (g) represent the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones Internet Services Index.

Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Wagner, Hirsch and Bezdek for each year to determine the CAP:
Interim Chief Executive Officer – Mr. Wagner

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	10,144,526	(9,632,100)	11,151,041	N/A	11,663,467
Co-Chief Executive Officer – Mr. Hirsch

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	784,856	—	2,891,821	N/A	3,676,677
2022	507,290	—	(74,861,437)	N/A	(74,354,147)
2021	879,104	—	(22,064,562)	N/A	(21,185,458)
2020	267,650,186	(266,662,480)	567,461,166	N/A	568,448,872
Co-Chief Executive Officer – Mr. Bezdek

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Pension Benefit Adjustments	Compensation Actually Paid to PEO ($)
2023	811,528	—	2,891,821	N/A	3,703,349
2022	537,005	—	(74,861,437)	N/A	(74,324,432)
2021	891,681	—	(22,064,562)	N/A	(21,172,881)
2020	267,652,442	(266,662,480)	567,461,166	N/A	568,451,128
_____________________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments for each of Messrs. Wagner, Hirsch and Bezdek are as follows:
  Interim Chief Executive Officer – Mr. Wagner

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2023	4,101,333	—	7,049,708	—	11,151,041
Co-Chief Executive Officer – Messrs. Hirsch and Bezdek

Year	Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Equity Award Adjustments ($)
2023	—	1,570,359	—	1,321,462	2,891,821
2022	—	(50,328,459)	—	(24,532,978)	(74,861,437)
2021	—	(21,620,649)	—	(443,913)	(22,064,562)
2020	155,265,312	—	412,195,854	—	567,461,166

Non-PEO NEO Average Total Compensation Amount	$ 3,678,754	$ 6,670,593	$ 688,283	$ 27,153,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,439,929	1,873,136	(4,603,188)	48,509,159
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	3,678,754	(2,933,681)	4,694,856	N/A	5,439,929
2022	6,670,593	(5,990,756)	1,193,299	N/A	1,873,136
2021	688,283	—	(5,291,471)	N/A	(4,603,188)
2020	27,153,760	(26,599,498)	47,954,897	N/A	48,509,159
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year ($)	Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End ($)	Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date ($)	Total Average Equity Award Adjustments ($)
2023	2,365,049	1,119,712	556,982	653,113	4,694,856
2022	4,323,653	(2,231,887)	544,761	(1,443,228)	1,193,299
2021	—	(5,148,912)	—	(142,559)	(5,291,471)
2020	43,866,686	1,134,576	2,300,723	652,913	47,954,897

Compensation Actually Paid vs. Total Shareholder Return	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs, the cumulative TSR and the weighted peer group TSR of the Dow Jones Internet Services Index ("DJISVC") for the fiscal years ended December 31, 2020, 2021, 2022 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100 at the close of the market on September 23, 2020 through December 31, 2023, and that all dividends paid by companies included in the index have been reinvested. The DJISVC TSR is calculated in a similar manner as the Company’s TSR.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs and the Company’s net income for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
The graph below illustrates the relationship between compensation actually paid to the Company’s PEOs, other Non-PEO NEOs and the Company’s Adjusted EBITDA for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

Tabular List, Table

•Adjusted EBITDA	•Adjusted Revenue

Total Shareholder Return Amount	$ 13.27	9.23	64.71	79.88
Peer Group Total Shareholder Return Amount	84.06	58.66	104.58	105.12
Net Income (Loss)	$ (8,900,000)	$ (32,800,000)	$ (25,300,000)	$ (293,600,000)
Company Selected Measure Amount	217,400,000	213,500,000	229,600,000	203,400,000
Additional 402(v) Disclosure	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" column in the Summary Compensation Table for the applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments for each of Messrs. Wagner, Hirsch and Bezdek are as follows:
	The dollar amounts reported in column (e) represent the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year.The dollar amounts reported in column (h) represent the amount of net income reflected in the Company’s audited financial statements for the applicable yearThe dollar amounts reported in column (i) represent the amount of Adjusted EBITDA in the Company's audited financial statement for the applicable year
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Revenue
Wagner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,144,526	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 11,663,467	0	0	0
PEO Name	Wagner
Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 784,856	507,290	879,104	267,650,186
PEO Actually Paid Compensation Amount	$ 3,676,677	$ (74,354,147)	$ (21,185,458)	$ 568,448,872
PEO Name	Hirsch	Hirsch	Hirsch	Hirsch
Bezdek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 811,528	$ 537,005	$ 891,681	$ 267,652,442
PEO Actually Paid Compensation Amount	$ 3,703,349	$ (74,324,432)	$ (21,172,881)	$ 568,451,128
PEO Name	Bezdek	Bezdek	Bezdek	Bezdek
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 155,265,312
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,570,359	(50,328,459)	(21,620,649)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	412,195,854
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,321,462	(24,532,978)	(443,913)	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,891,821	(74,861,437)	(22,064,562)	567,461,166
PEO | Wagner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,101,333
PEO | Wagner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Wagner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,049,708
PEO | Wagner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Wagner [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,632,100)
PEO | Wagner [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,151,041
PEO | Hirsch [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(266,662,480)
PEO | Hirsch [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,891,821	(74,861,437)	(22,064,562)	567,461,166
PEO | Bezdek [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(266,662,480)
PEO | Bezdek [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,891,821	(74,861,437)	(22,064,562)	567,461,166
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,933,681)	(5,990,756)	0	(26,599,498)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,694,856	1,193,299	(5,291,471)	47,954,897
Non-PEO NEO | Average Year End ASC 718 Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,365,049	4,323,653	0	43,866,686
Non-PEO NEO | Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,119,712	(2,231,887)	(5,148,912)	1,134,576
Non-PEO NEO | Average ASC 718 Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	556,982	544,761	0	2,300,723
Non-PEO NEO | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 653,113	$ (1,443,228)	$ (142,559)	$ 652,913